Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 04, 2019	Feb. 06, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Increase in Authorized shares of Common stock					4,000,000,000			4,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Accrued Expense			$ 243,450		$ 1,350	$ 243,450		$ 82,350
Warranty expenses					1,350			87,374	$ 1,350
Depreciation expense			10,011	$ 38,220	5,222	$ 27,855	$ 216,642	$ 221,260	$ 17,667
Number of Common shares exchange		38,625
Common shares reserved under terms of the convertible debt agreements and Stock Plan						2,839,373,720		102,023,065
Purchase price for acquisition in shares		38,625
Restricted common shares issued						12,344,215		8,945,393
Accrued payable								$ 209,316
Accounts receivable - unbilled								247,007
Inventory reserves			20,000		0	$ 20,000		20,000
Long-term portion of accounts payable			97,379			97,379		174,703
Impairment losses			2,000,287			2,000,287
Goodwill impairment losses			800,287
Impairment of intangible assets			1,200,000
Goodwill			834,220		$ 892,312	834,220		$ 834,220
Estimated amortization expense related to intangible assets 2020			272,000			272,000
Estimated amortization expense related to intangible assets 2021			272,000			272,000
Estimated amortization expense related to intangible assets 2022			272,000			272,000
Estimated amortization expense related to intangible assets 2023			272,000			272,000
Estimated amortization expense related to intangible assets 2024			$ 136,000			$ 136,000
Minimum [Member]
Useful life of intangible assets						2 years
Maximum [Member]
Useful life of intangible assets						5 years
Concepts and Solutions [Member]
Percentage of stock acquired under stock purchase agreement	100.00%
Purchase price for acquisition in shares	1,350,000
Purchase price for acquisition in notes payable to seller	$ 3,000,000